EliteDesigns® II Variable Annuity	EliteDesigns® II Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207

Supplement Dated February 28, 2020
To Prospectus Dated May 1, 2019

Important Information about

BNY Mellon VIF International Value

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

Effective March 31, 2020, the BNY Mellon VIF International Value Subaccount (the “Closed Subaccount”) is no longer available as an investment option under your Contract. The underlying fund of the Closed Subaccount, BNY Mellon VIF International Value (the “Fund”), is expected to be liquidated on or about April 30, 2020.

If you have allocated Contract Value to the Liquidating Subaccount, you may want to consider transferring your Contract Value to another available subaccount prior to April 30, 2020. Should you choose to request such a transfer, there will be no fees, charges, tax effects, penalties or alteration of your rights for transferring Contract Value from the Liquidating Subaccount to another subaccount, and such a transfer will not count toward any transfer limit under your Contract.

If a transfer request is not received by the close of business on April 29, 2020, Contract Value allocated to the Liquidating Subaccount and redemption proceeds received upon the Fund’s liquidation will be reallocated to the Rydex VIF U.S. Government Money Market Subaccount, which invests in the Rydex VIF U.S. Government Money Market Fund. The investment objective of the Rydex VIF U.S. Government Money Market Fund is to provide security of principal, high current income, and liquidity. If you have instructions designating allocation to the Liquidating Subaccount as part of a Dollar Cost Averaging or Asset Reallocation Option, those allocations will be reallocated to the Rydex VIF U.S. Government Money Market Subaccount. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Liquidating Subaccount), you need to submit a new form to our Administrative Office.

More detailed information regarding the investment objective, policies, risks, and expenses associated with the Rydex VIF U.S. Government Money Market Fund, and other relevant information, may be found in the respective fund prospectus. The prospectus for an Underlying Fund should be read in conjunction with the Contract Prospectus. You may contact Security Benefit Life Insurance Company or First Security Benefit Life Insurance and Annuity Company of New York to obtain additional information, including a transfer request form or copies of the fund prospectus.

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio	Class 3	Provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors LLC
AB VPS Dynamic Asset Allocation	Class B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Global Thematic Growth	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Growth and Income	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
AB VPS Small/ Mid Cap Value	Class B	Seeks long-term capital growth.	AllianceBernstein L.P.
Alger Capital Appreciation	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
Alger Large Cap Growth	Class S	Seeks long-term capital appreciation.	Fred Alger Mgmt. Inc.
ALPS/Alerian Energy Infrastructure	Class III	Seeks Investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors Inc.
American Century VP Income & Growth	Class II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Century VP Inflation Protection	Class II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt. Inc.
American Century VP International	Class II	Seeks capital growth.	American Century Investment Mgmt. Inc.
American Century VP Value	Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt. Inc.
American Funds IS® Asset Allocation	Class 4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Blue Chip Income and Growth	Class 4	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	Class 4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Global Small Capitalization	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® Growth	Class 4	Provide capital growth.	Capital Research and Mgmt. Co.

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® Growth-Income	Class 4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	Class 4	Provide long-term capital growth.	Capital Research and Mgmt. Co.
American Funds IS® International Growth and Income	Class 4	Provide long-term capital growth while providing current income.	Capital Research and Mgmt. Co.
American Funds IS® Mortgage	Class 4	Provide current income and preservation of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	Class 4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
American Funds IS® U.S. Government/ AAA‑Rated Securities	Class 4	Provide a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Co.
BlackRock Advantage Large Cap Core V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
BlackRock Equity Dividend V.I.	Class 3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	Class 3	Maximize total return, consistent with income generation and prudent investment manage-ment.	BlackRock Advisors LLC
BlackRock Large Cap Focus Growth V.I.	Class 3	Seeks long-term capital growth.	BlackRock Advisors LLC
BNY Mellon IP Small Cap Stock Index	Service	Match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
BNY Mellon IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
BNY Mellon Stock Index	Service	Seeks capital appreciation.	Dreyfus Corp.
BNY Mellon VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dimensional VA Equity Allocation		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Bond Portfolio		Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Global Moderate Allocation
Seeks total return consisting of capital appre-ciation and current income. This is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds managed by Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Dimensional VA International Small Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA International Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio		Achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd; DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Achieve long-term capital appreciation.	Dimensional Fund Advisors LP
DWS Capital Growth VIP	Class B	Provide long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Core Equity VIP	Class B	Seeks long-term capital growth, current income and income growth.	DWS Investment Mgmt. Americas Inc.
DWS CROCI® U.S. VIP	Class B	Achieve a high rate of total return.	DWS Investment Mgmt. Americas Inc.
DWS Global Small Cap VIP	Class B	Seeks above-average capital appreciation over the long term.	DWS Investment Mgmt. Americas Inc.
DWS High Income VIP	Class B	Provide a high level of current income.	DWS Investment Mgmt. Americas Inc.
DWS International Growth VIP	Class B	Seeks long-term capital growth.	DWS Investment Mgmt. Americas Inc.
DWS Small Mid Cap Value VIP	Class B	Seeks long-term capital appreciation.	DWS Investment Mgmt. Americas Inc.
Eaton Vance VT Floating-Rate Income		Provide a high level of current income.	Eaton Vance Mgmt.
Federated Fund for U.S. Government Securities II	Class II	Provide current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term capital growth.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo LLC	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; FIL Investments (Japan) Ltd; Fil Investment Advisors; Fidelity Investment Money Mgmt. Inc.; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.

FormulaFolios US Equity Portfolio	Class 1	Seeks long-term capital appreciation.	FormulaFolio Investments LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Flex Cap Growth VIP Fund	Class 2
Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the invest-ment manager believes have the potential for capital appreciation.
Franklin Advisers Inc.
Franklin Growth and Income VIP Fund	Class 2
Seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stocks.
Franklin Advisers Inc.
Franklin Income VIP Fund	Class 2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers Inc.
Franklin Large Cap Growth VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.	Franklin Advisers Inc.
Franklin Mutual Global Discovery VIP Fund	Class 2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers LLC
Franklin Mutual Shares VIP Fund	Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market condi-tions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers LLC
Franklin Rising Dividends VIP Fund	Class 2
Seeks long-term capital appreciation, with preservation of capital as an important consider-ation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.
Franklin Advisory Services LLC
Franklin Small Cap Value VIP Fund	Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services LLC
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers Inc.
Franklin Strategic Income VIP Fund	Class 2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers Inc.
Franklin U.S. Government Securities VIP Fund	Class 2	Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT High Quality Floating Rate	Service	Provide a high level of current income, consis-tent with low volatility of principal.	Goldman Sachs Asset Mgmt. LP

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs VIT International Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term capital growth.	Goldman Sachs Asset Mgmt. LP
Guggenheim VIF All Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors LLC
Guggenheim VIF High Yield		Seeks high current income, capital appreciation is secondary objective.	Security Investors LLC
Guggenheim VIF Large Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Long Short Equity		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF Managed Asset Allocation		Provide capital growth and, secondarily, capital preservation.	Security Investors LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors LLC
Guggenheim VIF Small Cap Value		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF SMid Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Small Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appre-ciation and income.	Security Investors LLC
Invesco Oppenheimer V.I. Global	Service	Seeks capital appreciation.	Invesco Advisers Inc.

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco Oppenheimer V.I. Global Strategic Income	Service	Seeks total return.	Invesco Advisers Inc.
Invesco Oppenheimer V.I. International Growth	Service	Seeks capital appreciation.	Invesco Advisers Inc.
Invesco Oppenheimer V.I. Main Street Small Cap	Service	Seeks capital appreciation.	Invesco Advisers Inc.
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through invest-ments in equity securities, including common stocks, preferred stocks and securities conver-tible into common and preferred stocks	Invesco Advisers Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. Growth and Income	Series II	Seek long-term growth of capital and income.	Invesco Advisers Inc.
Invesco V.I. Health Care	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. International Growth	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. S&P 500 Index	Series II	Provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers Inc.

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Small Cap Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Provide total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Equity Income		Provide total return through a combination of current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Provide total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited-Term Bond		Provide current income consistent with preser-vation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Natural Resources		Provide capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Science and Technology		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Securian Real Estate Securities		Provide total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Securian Asset Mgmt. Inc.
Ivy VIP Small Cap Core		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Provide capital growth.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Provide capital appreciation.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Forty	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC
Janus Henderson VIT Overseas	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term capital growth.	Janus Capital Mgmt. LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	Seeks capital growth over the long term.	J.P. Morgan Investment Mgmt. Inc.
JPMorgan Insurance Trust US Equity Portfolio	Class 2	Provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Mgmt. Inc.
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term capital growth.	Lord Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord Abbett & Co. LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Intrinsic Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital apprecia-tion.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley VIF Emerging Markets Debt	Class II	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Ltd
Morgan Stanley VIF Emerging Markets Equity	Class II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation and some current income.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	Seeks capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	Seeks current income and capital appreciation.	ALPS Advisors Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Sustainable Equity	Class I	Seeks long-term capital growth by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Investment Advisers LLC
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Global Managed Asset Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Short‑Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
Pioneer Bond VCT	Class II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Equity Income VCT	Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer High Yield VCT	Class II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Real Estate Shares VCT	Class II	Seeks long-term capital growth.	Amundi Pioneer Asset Mgmt. Inc.
Pioneer Strategic Income VCT	Class II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt. Inc.
Power Income VIT	Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co. LLC
Probabilities Fund	Class 2	Seeks capital appreciation.	Probabilities Fund Mgmt. LLC
Putnam VT Diversified Income	Class IB	Seeks as high a level of current income as Putnam Investment Management LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Equity Income	Class IB	Seeks capital growth and current income	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Global Asset Allocation	Class IB	Seeks long-term return consistent with preser-vation of capital.	Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets of the fund.)
Putnam VT Growth Opportunities	Class IB	Seeks capital appreciation.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT High Yield	Class IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Income	Class IB	Seeks high current income consistent with what Putnam Investment Management LLC believes to be prudent risk.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Multi-Asset Absolute Return	Class IB
Earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt. LLC	Putnam Advisory Co. LLC; Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets of the fund.)
Putnam VT Multi‑Cap Core	Class IB	Seeks long-term capital growth and any increased income that results from this growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Putnam VT Small Cap Growth	Class IB	Seeks long-term capital growth.	Putnam Investment Mgmt. LLC	Putnam Investments Ltd (Investment advisor has retained their services but they do not currently manage any assets)
Redwood Managed Volatility	Class N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt. LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors LLC
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors LLC
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors LLC
Rydex VIF Commodities Strategy		Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors LLC
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors LLC
Rydex VIF Electronics
Seeks capital appreciation by investing in companies involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies involved in the energy services field, including those that provide services and equip-ment in the areas of oil, coal, and gas explora-tion and production.
Security Investors LLC
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies involved in the financial services sector.	Security Investors LLC
Rydex VIF Health Care		Seeks capital appreciation by investing in companies involved in the health care industry.	Security Investors LLC
Rydex VIF High Yield Strategy		Provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	Security Investors LLC
Rydex VIF Internet		Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors LLC
Rydex VIF Leisure		Seeks capital appreciation by investing in companies engaged in leisure and entertain-ment businesses.	Security Investors LLC
Rydex VIF NASDAQ‑100®		Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Security Investors LLC
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors LLC
Rydex VIF Real Estate		Provide capital appreciation by investing in companies involved in the real estate industry, including real estate investment trusts.	Security Investors LLC
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors LLC
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a bench-mark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a bench-mark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Security Investors LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a bench-mark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a bench-mark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a bench-mark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a bench-mark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors LLC
Rydex VIF Technology
Seeks capital appreciation by investing in companies involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors LLC
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors LLC
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transporta-tion equipment.	Security Investors LLC
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Security Investors LLC
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors LLC
SEI VP Balanced Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market partici-pation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Conservative Strategy	Class III	Manage risk of loss while providing the oppor-tunity for modest capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Defensive Strategy	Class III	Manage risk of loss while providing current income and opportunity for limited capital appreciation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Growth Strategy	Class III	Seeks capital appreciation while maintaining broad equity and fixed income market partici-pation.	SEI Investments Mgmt. Corp.	Multiple
SEI VP Market Plus Strategy	Class III	Seeks Long-term capital appreciation.	SEI Investments Mgmt. Corp.	Multiple

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
SEI VP Moderate Strategy	Class III	Seeks capital appreciation, while managing the risk of loss.	SEI Investments Mgmt. Corp.	Multiple
T. Rowe Price Blue Chip Growth	Class II	Provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates Inc.
T. Rowe Price Equity Income	Class II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates Inc.
T. Rowe Price Health Sciences	Class II	Seeks long-term capital appreciation.	T. Rowe Price Associates Inc.
T. Rowe Price Limited‑Term Bond	Class II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates Inc.
Templeton Developing Markets VIP Fund	Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC
Templeton Global Bond VIP Fund	Class 2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers Inc.
Templeton Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests predomi-nantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Ltd
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
TOPS® Aggressive Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Balanced ETF	Investor	Seeks income and capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Conservative ETF	Investor	Preserve capital and provide moderate income and moderate capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Balanced ETF	Investor	Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	Seeks capital appreciation with less volatility than the equity markets as a whole.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC
TOPS® Moderate Growth ETF	Investor	Seeks capital appreciation.	Valmark Advisers Inc.	Milliman Financial Risk Mgmt. LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
VanEck VIP Global Gold	Class S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corp.
VanEck VIP Global Hard Assets	Class S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration	Van Eck Associates Corp.
Vanguard® VIF Balanced		Provide long-term capital appreciation and reasonable current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Provide long-term capital appreciation.	PRIMECAP Mgmt. Co.
Vanguard® VIF Conservative Allocation		Provide current income and low to moderate capital appreciation.	Vanguard Group Inc.
Vanguard® VIF Diversified Value		Provide long-term capital appreciation and income.	Barrow Hanley Mewhinney & Strauss LLC
Vanguard® VIF Equity Income		Provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard Group Inc.; Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Global Bond Index		Track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard Group Inc.
Vanguard® VIF Growth		Provide long-term capital appreciation.	Wellington Mgmt. Co. LLP; Jackson Square Partners LLC; William Blair Investment Mgmt. LLC
Vanguard® VIF High Yield Bond		Provide a high level of current income.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Provide long-term capital appreciation.	Baillie Gifford Overseas Ltd; Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Group Inc.
Vanguard® VIF Moderate Allocation		Provide capital appreciation and a low to moderate level of current income.	Vanguard Group Inc.
Vanguard® VIF Real Estate Index		Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	Vanguard Group Inc.
Vanguard® VIF Short Term Investment Grade		Provide current income while maintaining limited price volatility.	Vanguard Group Inc.
Vanguard® VIF Total Bond Market Index		Track the performance of a broad, market-weighted bond index.	Vanguard Group Inc.

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF Total International Stock Market Index		Track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard Group Inc.
Vanguard® VIF Total Stock Market Index		Track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Group Inc.
Virtus Duff & Phelps Real Estate Securities Series	Class A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus KAR Small-Cap Growth Series	Class A	Seeks long-term capital growth.	Virtus Investment Advisors	Kayne Anderson Rudnick Investment Mgmt. LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A	Seeks long-term total return.	Virtus Investment Advisors	Newfleet Asset Mgmt. LLC
Virtus SGA International Growth Series	Class A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.
Virtus Strategic Allocation Series	Class A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisors	Duff & Phelps Investment Mgmt. Co.; Newfleet Asset Mgmt. LLC; Kayne Anderson Rudnick Investment Mgmt. LLC
Voya MidCap Opportunities Portfolio	Class S2	Seeks long-term capital appreciation.	Voya Investments LLC	Voya Investment Mgmt. Co. LLC (US)
VY Clarion Global Real Estate Portfolio	Class S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investments LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	Class S2	Seeks total return including capital appreciation and curent income.	Voya Investments LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Omega Growth VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Opportunity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Western Asset Variable Global High Yield Bond	Class II	Maximize total return.	Legg Mason Partners Fund Advisor LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd

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